SHARE-BASED PAYMENT (Details)	6 Months Ended
Jun. 30, 2026 $ / shares shares
Notes and other explanatory information [abstract]
Number of options, Outstanding at beginning balance	2,229,113
WeightedAverageExercisePriceOfShareOptionsOutstandingsInShareBasedPaymentArrangement | $ / shares	$ 3.41
Number of Restricted Shares, Outstanding at beginning balance	305,476
Total share based awards Outstanding at beginning balance	2,534,589
Number of options, Granted	75,000
Weighted average of exercise price, Granted | $ / shares	$ 10.32
Number of Restricted Shares, Granted	332,500
Number ofshare based award, Granted	407,500
Number of options, Exercised	(902,741)
Weighted average of exercise price, Exercised | $ / shares	$ 2.10
Number of Restricted Shares, Exercised	(60,863)
Number ofshare based award, Exercised	(963,604)
Number of options, Expired	(228,672)
Weighted average of exercise price, Expired | $ / shares	$ 3.73
Number of Restricted Shares, Expired
Number ofshare based award, Expired	(228,672)
Number of options, Forfeited	(89,375)
Weighted average of exercise price, Forfeited | $ / shares	$ 4.82
Number of Restricted Shares, Forfeited	(5,113)
Number ofshare based award, Forfeited	(94,488)
Number of options, Outstanding at ending balance	1,083,325
Weighted average of exercise price, Outstanding at ending balance | $ / shares	$ 4.38
Number of Restricted Shares, Outstanding at ending balance	572,000
Total share based awards Outstanding atEnding balance	1,655,325
Number of options, Exercisable	434,881
Weighted average of exercise price, Exercisable | $ / shares	$ 4.09
Number of Restricted Shares, Exercisable
Number ofShare based awards, Exercisable	434,881